Subsequent events	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events subsequent to the June 30, consolidated balance sheet date
12. Events subsequent to the June 30, 2024, consolidated balance sheet
Significant pending transaction
On July 4, 2024, Novartis filed a public delisting purchase offer to delist the MorphoSys shares admitted to trading on regulated markets and acquire all MorphoSys AG shares and ADS not held directly by Novartis. For disclosure of the MorphoSys business acquisition, see Note 3.
In July 2024, Novartis entered into a long-term research and development agreement, which did not close as of July 17, 2024. See Note 10 for further information.